Derivative Financial Instruments - Summary of Details of Hedged Exposures by Hedging Strategies (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value hedges
Disclosure of detailed information about hedges
Carrying value of assets	£ 60,403	£ 67,053
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	90	(293)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	(2,750)	(38)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(884)	206
Change in value to calculate hedge ineffectiveness	(2,307)	(804)	£ 364
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(2,324)	(838)	384
Fair value hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	17	34	(20)
Cash flow hedges
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(436)	875
Cash flow hedge reserve	(1,561)	133	£ 649
Balances on cash flow hedge reserve for discontinued hedges	(35)	80
Deposits by customers | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(1,394)	0
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	0	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	5	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	0	0
Change in value to calculate hedge ineffectiveness	5	14
Deposits by customers | Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(74)	4
Cash flow hedge reserve	0	0
Balances on cash flow hedge reserve for discontinued hedges	0	0
Debt securities in issue | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(5,210)	(4,373)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	355	(188)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	(95)	(115)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(172)	(230)
Change in value to calculate hedge ineffectiveness	566	325
Debt securities in issue | Fair value hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(290)	(423)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(18)	(55)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(37)	(47)
Change in value to calculate hedge ineffectiveness	27	55
Debt securities in issue | Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(1,142)	90
Cash flow hedge reserve	(19)	67
Balances on cash flow hedge reserve for discontinued hedges	(2)	6
Subordinated liabilities | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(250)	(293)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(27)	(75)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	(6)	(8)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(62)	(70)
Change in value to calculate hedge ineffectiveness	54	49
Subordinated liabilities | Fair value hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(1)	(2)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	1	2
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	1	2
Change in value to calculate hedge ineffectiveness	(1)	(1)
Deposits by banks | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(8)	(1)
Cash flow hedge reserve	7	1
Balances on cash flow hedge reserve for discontinued hedges	0	0
Repurchase agreements - non trading | Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(37)	6
Cash flow hedge reserve	0	0
Balances on cash flow hedge reserve for discontinued hedges	0	0
Other liabilities | Cash flow hedges | Equity risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(2)	1
Cash flow hedge reserve	3	3
Balances on cash flow hedge reserve for discontinued hedges	0	0
Loans and advances to customers | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	60,783	58,455
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	0	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	(2,637)	88
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(651)	500
Change in value to calculate hedge ineffectiveness	(2,708)	(1,096)
Loans and advances to customers | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	925	236
Cash flow hedge reserve	(999)	(135)
Balances on cash flow hedge reserve for discontinued hedges	(1)	(2)
Cash and balances at central banks | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	233	71
Cash flow hedge reserve	(274)	(80)
Balances on cash flow hedge reserve for discontinued hedges	(106)	0
Other financial assets at amortised cost | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	156	160
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	0	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	(12)	2
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	2	3
Change in value to calculate hedge ineffectiveness	(14)	(12)
Reverse repurchase agreements – non trading | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	4,045	9,570
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	0	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	(5)	(5)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(1)	0
Change in value to calculate hedge ineffectiveness	0	(6)
Other financial assets at FVOCI | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	2,325	3,728
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	(200)	23
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	35	47
Change in value to calculate hedge ineffectiveness	(227)	(112)
Other financial assets at FVOCI | Fair value hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Carrying value of assets	237	227
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	(21)	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	1	1
Change in value to calculate hedge ineffectiveness	(9)	(20)
Other financial assets at FVOCI | Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	0	(194)
Cash flow hedge reserve	(6)	(1)
Balances on cash flow hedge reserve for discontinued hedges	0	0
Not applicable – highly probable forecast transactions | Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(349)	148
Cash flow hedge reserve	2	1
Balances on cash flow hedge reserve for discontinued hedges	0	0
Debt securities in issue/loans and advances to customers | Debt securities in issue/loans and advances to customers | Cash flow hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	55	503
Cash flow hedge reserve	(244)	144
Balances on cash flow hedge reserve for discontinued hedges	(3)	(4)
Subordinated liabilities/loans and advances to customers | Subordinated liabilities/loans and advances to customers | Cash flow hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(37)	11
Cash flow hedge reserve	(31)	133
Balances on cash flow hedge reserve for discontinued hedges	£ 77	£ 80